Label	Element	Value
PF Comstock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED MAY 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes described in this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PF Comstock Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PF Comstock Fund — In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The Fund may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In addition, the following risk is deleted from the Principal Risks subsection: • Emerging Markets Risk